Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 23,522	$ (2,594)	$ (5,006)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	72,216	70,852	57,024
Amortization of deferred financing costs and loan premium, net	949	486	1,126
Amortization of stock-based compensation	7,559	6,454	4,212
Straight-line rent receivables	(13,362)	(10,383)	(3,365)
Amortization of above-market leases	2,026	2,542	3,757
Amortization of below-market leases	(7,661)	(8,570)	(7,321)
Amortization of lease incentive costs	425	36	91
Bad debt expense (recovery)	(97)	959	724
Amortization of ground lease intangible	248	247	247
Amortization of discount and net origination fees on notes receivable	(156)	0	0
Change in operating assets and liabilities:
Restricted cash	(333)	807	(4,801)
Accounts receivable	(7,375)	3,557	(4,203)
Deferred leasing costs and lease intangibles	(12,266)	(24,213)	(5,496)
Prepaid expenses and other assets	(1,602)	(803)	323
Accounts payable and accrued liabilities	3,114	957	4,554
Security deposits	485	(500)	232
Prepaid rent	1,014	(3,867)	723
Net cash provided by operating activities	63,168	41,547	42,821
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to investment property	(123,298)	(87,153)	(27,150)
Property acquisitions	(113,580)	(389,883)	(392,320)
Acquisition of notes receivable	(28,112)	0	(4,000)
Proceeds from sale of real estate	18,629	52,994	0
Net cash used in investing activities	(246,361)	(424,042)	(423,470)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	448,972	444,927	326,738
Payments of notes payable	(417,508)	(202,122)	(143,761)
Proceeds from issuance of common stock	197,468	202,542	190,798
Common stock issuance transaction costs	(1,599)	(577)	(727)
Proceeds from issuance of Series B cumulative redeemable preferred stock	0	0	57,500
Series B stock issuance transaction costs	0	0	(1,870)
Dividends paid to common stock and unit holders	(34,966)	(29,607)	(23,199)
Dividends paid to preferred stock and unit holders	(12,785)	(12,893)	(12,924)
Redemption of 6.25% series A cumulative redeemable preferred units	(298)	(2,000)	0
Distribution to non-controlling member in consolidated real estate entity	(2,842)	(1,160)	0
Repurchase of vested restricted stock	(3,129)	(2,756)	(1,385)
Payment of loan costs	(2,723)	(2,407)	(5,322)
Net cash provided by financing activities	170,590	393,947	385,848
Net (decrease) increase in cash and cash equivalents	(12,603)	11,452	5,199
Cash and cash equivalents—beginning of period	30,356	18,904
Cash and cash equivalents—end of period	17,753	30,356	18,904
SUPPLEMENTAL CASH FLOWS INFORMATION:
Cash paid for interest, net of amounts capitalized	32,107	28,894	18,586
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accounts payable and accrued liabilities for investment in property	(4,720)	(2,554)	(751)
Assumption of secured debt in connection with property acquisitions (Notes 3 and 6)	0	102,299	0
Assumption of other assets and liabilities in connection property acquisitions, net (Note 3)	0	45,704	1,481
Non-controlling interest in consolidated real estate entity (Note 3)	0	(2,423)	(889)
Hudson Pacific Partners, L.P.
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	23,522	(2,594)	(5,006)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	72,216	70,852	57,024
Amortization of deferred financing costs and loan premium, net	949	486	1,126
Amortization of stock-based compensation	7,559	6,454	4,212
Straight-line rent receivables	(13,362)	(10,383)	(3,365)
Amortization of above-market leases	2,026	2,542	3,757
Amortization of below-market leases	(7,661)	(8,570)	(7,321)
Amortization of lease incentive costs	425	36	91
Bad debt expense (recovery)	(97)	959	724
Amortization of ground lease intangible	248	247	247
Amortization of discount and net origination fees on notes receivable	(156)	0	0
Gain / Loss on real estate		5,580	0
Change in operating assets and liabilities:
Restricted cash	(333)	807	(4,801)
Accounts receivable	(7,375)	3,557	(4,203)
Deferred leasing costs and lease intangibles	(12,266)	(24,213)	(5,496)
Prepaid expenses and other assets	(1,602)	(803)	323
Accounts payable and accrued liabilities	3,114	957	4,554
Security deposits	485	(500)	232
Prepaid rent	1,014	(3,867)	723
Net cash provided by operating activities	63,168	41,547	42,821
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to investment property	(123,298)	(87,153)	(27,150)
Property acquisitions	(113,580)	(389,883)	(392,320)
Acquisition of notes receivable	(28,112)	0	(4,000)
Proceeds from sale of real estate	18,629	52,994	0
Net cash used in investing activities	(246,361)	(424,042)	(423,470)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	448,972	444,927	326,738
Payments of notes payable	(417,508)	(202,122)	(143,761)
Proceeds from issuance of common stock	197,468	202,542	190,798
Common stock issuance transaction costs	(1,599)	(577)	(727)
Proceeds from issuance of Series B cumulative redeemable preferred stock	0	0	57,500
Series B stock issuance transaction costs	0	0	(1,870)
Dividends paid to common stock and unit holders	(34,966)	(29,607)	(23,199)
Dividends paid to preferred stock and unit holders	(12,785)	(12,893)	(12,924)
Redemption of 6.25% series A cumulative redeemable preferred units	(298)	(2,000)	0
Distribution to non-controlling member in consolidated real estate entity	(2,842)	(1,160)	0
Repurchase of vested restricted stock	(3,129)	(2,756)	(1,385)
Payment of loan costs	(2,723)	(2,407)	(5,322)
Net cash provided by financing activities	170,590	393,947	385,848
Net (decrease) increase in cash and cash equivalents	(12,603)	11,452	5,199
Cash and cash equivalents—beginning of period	30,356	18,904	13,705
Cash and cash equivalents—end of period	17,753	30,356	18,904
SUPPLEMENTAL CASH FLOWS INFORMATION:
Cash paid for interest, net of amounts capitalized	32,107	28,894	18,586
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Accounts payable and accrued liabilities for investment in property	(4,720)	(2,554)	(751)
Assumption of secured debt in connection with property acquisitions (Notes 3 and 6)	0	102,299	0
Assumption of other assets and liabilities in connection property acquisitions, net (Note 3)	0	(2,423)	(889)
Non-controlling interest in consolidated real estate entity (Note 3)	$ 0	$ 45,704	$ 1,481